OMB APPROVAL
OMB NUMBER:
3235-0456
EXPIRES:
AUGUST 31,
2000
				SECURITIES AND EXCHANGE COMMISSION


						Washington,
D.C. 20549
								Form
24f-2
Annual Notice of
Securities Sold
Pursuant to
Rule 24f-2


Read instructions at end of Form before
preparing Form. Please print
or type.
1.								  Name and address of
issuer:
Morgan Stanley Dean Witter World Wide Income Trust
		Two World Trade Center, 70th Floor
		New York, NY  10048
2.   The name of each series or class of
securities for
which this Form is filed ( If the Form is
being filed for all series and classes of
securities of the issuer, check the box but
do not list the series or classes) :
										[ x ]
3.   Investment Company Act File Number:	33-
26375
		Securities Act File Number:	     811-5744
4(a).	Last day of fiscal year for which this
Form is
filed:
			April 6, 2001
4(b).	[		 ] Check box if this Form is being
filed late
(i.e., more than 90 calendar days after the
end of the issuer's fiscal year). (See
Instruction A.2)
Note: If this Form is being filed late, interest
must be
		paid on the registration fee due.
4(c).	[ X ] Check box if this is the last time
the
		issuer will be filing this Form.
5.Calculation of registration fee:
(i)  Aggregate sale price of securities sold
during
fiscal year pursuant to section 24(f):
$
36,292,489.83


(ii) Aggregate price of securities redeemed
or repurchased during the fiscal year:
$
115,201,957.28
(iii) Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission:
	$
128,612,922.10
(iv)  Total available redemption credits [add
Items 5(ii) and 5(iii)]:
$	(243,814,879.38)
(v)  Net sales - if Item 5(i) is greater than
Item 5(iv) [subtract Item 5(iv) from
item 5(i)] :
			$ 0.00
(vi) Redemption credits available for use in future


			years if Item 5(i) is less than Item
5(iv)
			[subtract Item 5(iv) from Item 5(i)]:
				$(207,522,389.55)
(vii)     Multiplier for determining
registration fee (See Instruction C.9):
			x 0.00025
(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):


			=$ 0.00
6. Prepaid Shares
If the response to Item 5(i) was determined
by deduction and amount of securities that
were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect
before [effective date of rescission of rule
24e2], then report the amount of securities
(number of shares or other units) deducted
here: 0
 .  If
there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal
year for which this Form is filed that are
available for use by the issuer in future
fiscal years, then state that number here: 0
7. Interest due if this Form is being filed
more than 90 days after
		the end of the issuer's fiscal year (see
Instruction D):
					+$
0.00
8. Total of the amount of the registration fee due plus any interest
		due [line 5(viii) plus line 7]:


								=$
0.00
9. Date the registration fee and any interest
payment was sent
	to the Commission's lockbox depository:
				Method of Delivery:
							[   ] Wire
Transfer
							[   ] Mail or
other means
SIGNATURES
This report has been signed by the following
persons on behalf of the issuer and in the
capacities and on the dates indicated.
By (Signature and Title)*
						/s/Barry Fink
						Barry Fink
						Vice President
Date:     April 26, 2001
			*Please print the name and title of
the signing officer below the signature.